Contract Liabilities (Non-Current and Current) - Summary of Contract liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 30,373	€ 27,133
Less current portion	(23,587)	(20,333)
Non-current portion	6,786	6,800
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	5,196	5,577
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	2,162	2,162
Service type warranties [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	974	417
Advance payments [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 22,041	€ 18,977